Pension and other post-employment benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Pension and other post-employment benefits	Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company's contributions for 2025 were $12.8 million (2024 - $14.7 million).
The Company provides a defined benefit cash balance pension plan under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. In conjunction with the utility acquisitions, the Company also assumes defined benefit pension, SERP and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee's years of service and compensation. The Company permanently freezes the accrual of benefits for participants in legacy plans. Thereafter, employees accrue benefits under the Company's cash balance plan. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.
9.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company's plans as of December 31:

	Pension benefits		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$616.0	$647.1	$201.1	$209.5
Plan settlements	(1.2)	—	0.7	—
Service cost	11.4	13.6	2.4	2.9
Interest cost	34.5	33.3	11.5	11.1
Actuarial loss (gain)	19.1	(32.6)	9.3	(11.1)
Contributions from retirees	—	—	2.5	2.0
Medicare Part D subsidy receipts	—	—	0.4	0.3
Benefits paid	(53.5)	(45.3)	(16.5)	(13.6)
Foreign exchange	(0.1)	(0.1)	—	—
Projected benefit obligation, end of year	$626.2	$616.0	$211.4	$201.1
Change in plan assets
Fair value of plan assets, beginning of year	620.8	610.2	201.7	193.8
Actual return on plan assets	78.6	33.4	31.1	16.4
Employer contributions	20.5	22.6	4.2	2.8
Plan settlements	(1.1)	(0.1)	—	—
Contributions from retirees	—	—	2.5	2.0
Medicare Part D subsidy receipts	—	—	0.4	0.3
Benefits paid	(53.5)	(45.3)	(16.5)	(13.6)
Fair value of plan assets, end of year	$665.3	$620.8	$223.4	$201.7
Funded status	$39.1	$4.8	$12.0	$0.6
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 10)	66.1	32.6	63.3	51.9
Current liabilities	(1.7)	(1.6)	(4.0)	(3.9)
Non-current liabilities	(25.3)	(26.2)	(47.3)	(47.4)
Net amount recognized	$39.1	$4.8	$12.0	$0.6
The accumulated benefit obligations for the pension and OPEB plans are $812.9 million and $792.4 million as of December 31, 2025 and 2024, respectively.
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Accumulated benefit obligation	$26.9	$38.9	$70.1	$69.6
Fair value of plan assets	$—	$11.3	$18.9	$18.4
9.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Projected benefit obligation	$38.5	$39.5	$70.1	$69.6
Fair value of plan assets	$11.4	$11.3	$18.9	$18.4
(b)Pension and post-employment actuarial changes

Change in AOCI, before tax	Pension		OPEB
(millions of U.S. dollars)	Actuarial losses (gains)	Past service losses (gains)	Actuarial losses (gains)	Past service losses (gains)
Balance, January 1, 2024	$(6.9)	$(2.6)	$(35.3)	$(1.3)
Additions to AOCI	(31.0)	—	(17.0)	0.8
Amortization during the year	1.5	1.5	3.5	—
Reclassification to regulatory accounts	15.4	(0.8)	15.3	—
Balance, December 31, 2024	$(21.0)	$(1.9)	$(33.5)	$(0.5)
Additions to AOCI	(21.9)	—	(10.8)	0.7
Amortization during the year	3.2	1.4	4.9	0.9
Reclassification to regulatory accounts	4.1	(0.8)	8.8	(0.7)
Balance, December 31, 2025	$(35.6)	$(1.3)	$(30.6)	$0.4
The movements related to pension and OPEB in AOCI for Empire District Electric System, Empire District Gas System, St. Lawrence Gas System and New York Water System are reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery (note 6(h)).
(c)Assumptions
Weighted average assumptions used to determine net benefit obligation for 2025 and 2024 were as follows:

	Pension benefits		OPEB
	2025	2024	2025	2024
Discount rate	5.49%	5.73%	5.55%	5.77%
Interest crediting rate (for cash balance plans)	4.42%	4.45%	N/A	N/A
Rate of compensation increase	3.67%	3.64%	N/A	N/A
Health care cost trend rate
Before age 65			7.00%	6.75%
Age 65 and after			6.00%	9.53%
Assumed ultimate medical inflation rate			4.50%	4.50%
Year in which ultimate rate is reached			2036	2034
9.Pension and other post-employment benefits (continued)
(c)Assumptions (continued)
The mortality assumption for December 31, 2025 uses the Pri-2012 mortality table and the projected generationally scale MP-2021, adjusted to reflect the ultimate improvement rates in the 2021 Social Security Administration intermediate assumptions for plans in the United States. The mortality assumption for the Bermuda plan as of December 31, 2025 uses the 2014 Canadian Pensioners' Mortality Table combined with mortality improvement scale CPM-B.
In selecting an assumed discount rate, the Company uses a modelling process that involves selecting a portfolio of high-quality corporate debt issuances (AA or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company's expected future benefit payments. The Company considers the results of this modelling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
Weighted average assumptions used to determine net benefit cost for 2025 and 2024 were as follows:

	Pension benefits		OPEB
	2025	2024	2025	2024
Discount rate	5.73%	5.19%	5.77%	5.22%
Expected return on assets	6.43%	6.27%	6.40%	5.64%
Rate of compensation increase	5.51%	5.10%	N/A	N/A
Health care cost trend rate
Before age 65			6.75%	7.00%
Age 65 and after			9.53%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.50%
Year in which ultimate rate is reached			2034	2034
(d)Benefit costs
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of pension and other post-employment non-service costs in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Service cost	$11.4	$13.6	$2.4	$2.9
Non-service costs
Interest cost	34.5	33.3	11.5	11.1
Expected return on plan assets	(36.9)	(34.6)	(11.0)	(10.5)
Amortization of net actuarial loss	(3.2)	(1.5)	(4.9)	(3.5)
Amortization of prior service credits	(1.4)	(1.5)	(0.9)	(0.9)
Amortization of regulatory accounts	9.3	15.6	6.7	6.6
	$2.3	$11.3	$1.4	$2.8
Net benefit cost	$13.7	$24.9	$3.8	$5.7
9.Pension and other post-employment benefits (continued)
(e)Plan assets
The Company's investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company's target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	45%	20% - 100%
Debt securities	46%	20% - 80%
Other	9%	0% - 20%
	100%

The fair values of investments as of December 31, 2025, by asset category, are as follows:

Asset class	2025	Percentage
Equity securities	$431.3	49%
Debt securities	404.5	45%
Other	52.9	6%
	$888.7	100%
As of December 31, 2025, the plan assets do not include any material investments in AQN.
All investments as of December 31, 2025 are valued using Level 1 inputs except for $32.9 million of institutional private equity investments using Level 3 fair value measurement. These private equity funds invest in the private equity secondary market and in the credit markets. These funds are not traded in the open market, and are valued based on the underlying securities within the funds. The underlying securities are valued at fair value by the fund managers by using securities exchange quotations, pricing services, obtaining broker-dealer quotations, reflecting valuations provided in the most recent financial reports, or at a good faith estimate using fair market value principles.
The following table summarizes the changes in fair value of these Level 3 assets as of December 31:

(millions of U.S. dollars)	Level 3
Balance, January 1, 2025	$29.7
Contributions into funds	5.9
Return on assets	1.8
Distributions	(4.5)
Balance, December 31, 2025	$32.9
(f)Cash flows
The Company expects to contribute $19.9 million to its pension plans and $4.0 million to its post-employment benefit plans in 2026.
The expected benefit payments over the next ten years are as follows:

(millions of U.S. dollars)	2026	2027	2028	2029	2030	2031-2035
Pension plan	$50.7	$50.5	$50.7	$52.3	$51.5	$252.9
OPEB	$13.4	$13.3	$13.8	$14.1	$14.5	$75.2